Contingencies, commitments and restrictions on the distribution of profits (Details 1) R$ in Millions, $ in Millions	Dec. 31, 2018 USD ($)		Dec. 31, 2018 BRL (R$)
Natal Concession Agreement
Schedule Of Commitment [Line Items]
Percentage of amount of planned investments as investment trigger of concession agreement	10.00%		10.00%
Natal Concession Agreement | Phase I event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	$ 16.8		R$ 65.0
Natal Concession Agreement | From the formal commencement of Phase II until the end of the contract
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	1.8		6.5
Natal Concession Agreement | Phase II event
Schedule Of Commitment [Line Items]
Current amount of performance bond	$ 3.1		R$ 11.9
Brasilia Concession Agreement
Schedule Of Commitment [Line Items]
Percentage of amount of planned investments as investment trigger of concession agreement	10.00%		10.00%
Performance bond upon termination of concession agreement	$ 4.9		R$ 19.1
Brasilia Concession Agreement | Phase II event
Schedule Of Commitment [Line Items]
Current amount of performance bond	44.2	[1]	171.1	[1]
Brasilia Concession Agreement | Phase I B Event
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	68.8		266.7
Brasilia Concession Agreement | After completion of Phase I-B of the Natal Concession Agreement or at the termination of the contract
Schedule Of Commitment [Line Items]
Amount of the Performance Bond	$ 34.4		R$ 133.3

[1]	Insurance granted by a Guarantee letter of CAAP signed with Zurich Brazil on December 14, 2018 for R$ 224 million.